Exhibit 99.1

World Omni Auto Receivables Trust 2020-A

Monthly Servicer Certificate

March 31, 2023

Dates Covered
Collections Period	03/01/23 - 03/31/23
Interest Accrual Period	03/15/23 - 04/16/23
30/360 Days	30
Actual/360 Days	33
Distribution Date	04/17/23

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 02/28/23	179,443,136.62	15,008
Yield Supplement Overcollateralization Amount 02/28/23	3,212,562.90	0
Receivables Balance 02/28/23	182,655,699.52	15,008
Principal Payments	9,985,520.85	271
Defaulted Receivables	169,242.08	10
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 03/31/23	2,914,831.85	0
Pool Balance at 03/31/23	169,586,104.74	14,727

Pool Statistics	$ Amount	# of Accounts
Pool Factor	19.73%
Prepayment ABS Speed	1.17%
Aggregate Starting Principal Balance	874,456,597.95	31,561

Delinquent Receivables:
Past Due 31-60 days	2,362,165.90	134
Past Due 61-90 days	641,393.89	37
Past Due 91-120 days	44,311.51	3
Past Due 121+ days	0.00	0
Total	3,047,871.30	174

Total 31+ Delinquent as % Aggregate Ending Principal Balance	1.77%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.40%
Delinquency Trigger Occurred	NO

Recoveries	220,458.54
Aggregate Net Losses/(Gains) - March 2023	(51,216.46)
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	-0.34%
Prior Net Losses/(Gains) Ratio	0.16%
Second Prior Net Losses/(Gains) Ratio	0.15%
Third Prior Net Losses/(Gains) Ratio	0.75%
Four Month Average	0.18%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.58%

Overcollateralization Target Amount	4,184,394.91
Actual Overcollateralization	4,184,394.91
Weighted Average Contract Rate	4.31%
Weighted Average Contract Rate, Yield Adjusted	5.93%
Weighted Average Remaining Term	28.12

Flow of Funds	$ Amount
Collections	10,853,564.83
Investment Earnings on Cash Accounts	9,206.59
Servicing Fee	(152,213.08)
Transfer to Collection Account	-
Available Funds	10,710,558.34

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	134,454.93
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	30,132.00
(5) Noteholders' Second Priority Principal Distributable Amount	-
(6) Class C Interest	17,165.33
(7) Noteholders' Third Priority Principal Distributable Amount	5,672,636.97
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	4,184,394.91
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	671,774.20

Total Distributions of Available Funds	10,710,558.34

Servicing Fee	152,213.08
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	797,110,000.00
Original Class B	25,110,000.00
Original Class C	12,560,000.00

Total Class A, B, & C
Note Balance @ 03/15/23	175,258,741.71
Principal Paid	9,857,031.88
Note Balance @ 04/17/23	165,401,709.83

Class A-1
Note Balance @ 03/15/23	0.00
Principal Paid	0.00
Note Balance @ 04/17/23	0.00
Note Factor @ 04/17/23	0.0000000%

Class A-2a
Note Balance @ 03/15/23	0.00
Principal Paid	0.00
Note Balance @ 04/17/23	0.00
Note Factor @ 04/17/23	0.0000000%

Class A-2b
Note Balance @ 03/15/23	0.00
Principal Paid	0.00
Note Balance @ 04/17/23	0.00
Note Factor @ 04/17/23	0.0000000%

Class A-3
Note Balance @ 03/15/23	60,678,741.71
Principal Paid	9,857,031.88
Note Balance @ 04/17/23	50,821,709.83
Note Factor @ 04/17/23	18.5210313%

Class A-4
Note Balance @ 03/15/23	76,910,000.00
Principal Paid	0.00
Note Balance @ 04/17/23	76,910,000.00
Note Factor @ 04/17/23	100.0000000%

Class B
Note Balance @ 03/15/23	25,110,000.00
Principal Paid	0.00
Note Balance @ 04/17/23	25,110,000.00
Note Factor @ 04/17/23	100.0000000%

Class C
Note Balance @ 03/15/23	12,560,000.00
Principal Paid	0.00
Note Balance @ 04/17/23	12,560,000.00
Note Factor @ 04/17/23	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	181,752.26
Total Principal Paid	9,857,031.88
Total Paid	10,038,784.14

Class A-1
Coupon	1.04922%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	1.02000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2a Holders	0.00

Class A-2b
One-Month Libor	N/A
Coupon	0.29000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2b Holders	0.00

Class A-3
Coupon	1.10000%
Interest Paid	55,622.18
Principal Paid	9,857,031.88
Total Paid to A-3 Holders	9,912,654.06

Class A-4
Coupon	1.23000%
Interest Paid	78,832.75
Principal Paid	0.00
Total Paid to A-4 Holders	78,832.75

Class B
Coupon	1.44000%
Interest Paid	30,132.00
Principal Paid	0.00
Total Paid to B Holders	30,132.00

Class C
Coupon	1.64000%
Interest Paid	17,165.33
Principal Paid	0.00
Total Paid to C Holders	17,165.33

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.2177247
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	11.8079397
Total Distribution Amount	12.0256644

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	0.0000000
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	0.0000000
Total A-2a Distribution Amount	0.0000000

A-2b Interest Distribution Amount	0.0000000
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	0.0000000
Total A-2b Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.2027047
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	35.9221278
Total A-3 Distribution Amount	36.1248325

A-4 Interest Distribution Amount	1.0250000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.0250000

B Interest Distribution Amount	1.2000000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.2000000

C Interest Distribution Amount	1.3666664
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	1.3666664

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Third Priority Principal Distributable Amount	575.49
Noteholders' Principal Distributable Amount	424.51

Account Balances	$ Amount
Reserve Account
Balance as of 03/15/23	2,092,197.46
Investment Earnings	7,989.37
Investment Earnings Paid	(7,989.37)
Deposit/(Withdrawal)	-
Balance as of 04/17/23	2,092,197.46
Change	-

Required Reserve Amount	2,092,197.46

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$605,441.01	$619,009.29	$777,297.30
Number of Extensions	41	36	47
Ratio of extensions to Beginning of Period Receivables Balance	0.33%	0.32%	0.38%